[CLIFFORD CHANCE LETTERHEAD]

April 27, 2009

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management Mail Stop 0505

Re:	Re:	Morgan Stanley Global Long/Short Fund P (“Feeder Fund”)
File Numbers 811-22095 & 333-144614

Morgan Stanley Global Long/Short Fund A (“Master Fund”) File Numbers 811-22094 & 333-144612 (each a “Fund,” and collectively, the “Funds”)

Dear Mr. Greene:

I enclose Post-Effective Amendment No. 2 to each Fund’s registration statement on Form N-2, each to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz